Bank loans:	12 Months Ended
Dec. 31, 2019
Bank loans:
Bank loans

Note 11 - Bank loans:

At December 31, 2018, the Company has used the total amount of these credits as shown below:

	Credit line		Credit line		Principal		Commissions and		Term				Fair
Bank	foreign currency		used in pesos		amortization		interests - Net		Short		Long		value (*)

Santander, S.A.			Ps.	2,000,000		—	Ps.	(10,733)		—	Ps.	1,989,267	Ps.	2,132,256
BBVA Bancomer, S. A.				2,000,000				(1,598)	Ps.	2,731		1,995,671		2,135,210
BBVA Bancomer, S. A.	USD	72,500		1,425,560	Ps.	1,425,560
Bank of America Merrill
Lynch	USD	72,500		1,425,560		1,425,560
Total México	USD	145,000	Ps.	6,851,120	Ps.	2,851,120	Ps.	(12,331)	Ps.	2,731	Ps.	3,984,938	Ps.	4,267,466
Bancolombia, S.A.	COP	146,250,000	Ps.	1,099,078		—	Ps.	2,656	Ps.	58,958	Ps.	1,042,776	Ps.	1,065,445
Corpbanca Colombia, S.A.		99,450,000		747,684				2,947		40,030		710,601		724,502
Banco Davivienda, S.A.		87,750,000		659,584				2,064		35,317		626,331		639,267
Banco de Bogotá, S.A.		36,074,210		270,972				144		14,528		256,588		262,810
Banco de Occidente, S.A.		36,074,228		270,970				135		14,527		256,578		262,810
Banco Popular, S.A.		7,799,030		58,389				(580)		3,275		54,534		56,824
Banco AV Villas, S.A.		7,800,000		58,642				233		3,141		55,734		56,824
Servicios Financieros, S.A.		7,800,000		58,393				(867)		3,008		54,518		56,824
Total Airplan	COP	428,997,468	Ps.	3,223,712			Ps.	6,732	Ps.	172,784	Ps.	3,057,660	Ps.	3,125,306
			Ps.	10,074,832	Ps.	2,851,120	Ps.	(5,599)	Ps.	175,515	Ps.	7,042,598	Ps.	7,392,772

At December 31, 2019, the Company has used the total amount of these credit lines as shown below:

	Credit line		Credit line		Principal		Commissions and		Term				Fair
Bank	foreign currency		used in pesos		amortization		interests - Net		Short		Long		value(*)

Santander, S. A.			Ps.	2,000,000		$—	Ps.	(7,933)		$—		$1,992,067	Ps.	2,044,664
BBVA Bancomer, S. A.				2,000,000				401		23,998		1,976,403		2,045,386

Total México		—	Ps.	4,000,000		—	Ps.	(7,532)	Ps.	23,998	Ps.	3,968,470	Ps.	4,090,050

Bancolombia, S. A.	COP	137,250,000	Ps.	1,041,415	Ps.	(51,834)	Ps.	6,474	Ps.	73,067	Ps.	922,987	Ps.	894,131
Corpbanca Colombia, S. A.		93,330,000		708,472		(35,247)		5,503		49,657		629,071		608,009
Banco Davivienda, S. A.		82,349,995		624,983		(31,101)		4,332		43,799		554,416		536,479
Banco de Bogotá, S. A.		33,854,211		256,744		(12,786)		1,106		18,014		227,049		220,552
Banco de Occidente, S. A.		33,854,228		256,742		(12,786)		1,098		18,014		227,040		220,552
Banco Popular, S. A.		7,319,029		55,309		(2,765)		(348)		4,023		48,174		47,687
Banco AV Villas, S. A.		7,320,000		55,566		(2,764)		432		3,895		49,339		47,687
Servicios Financieros, S. A.		7,320,000		55,315		(2,764)		(612)		3,768		48,171		47,687

Total Airplan	COP	402,597,463	Ps.	3,054,546	Ps.	(152,047)	Ps.	17,985	Ps.	214,237	Ps.	2,706,247	Ps.	2,622,784

			Ps.	7,054,546	Ps.	(152,047)	Ps.	10,453	Ps.	238,235	Ps.	6,674,717	Ps.	6,712,834

(*)The following variables were used to determine the fair values of the loans at December 31, 2018 and 2019.

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by PS. 605,382. The debt contracted in the original currency (the Colombian peso) plus this adjustment to fair value will result in COP. 535,125,402.

Mexico:

2018:

•	FRA TIIE Curve 28 at December 31, 2018.
•	Implicit Curve in Ps. as of December 31, 2018.
•	Probability of default of ASUR at December 31, 2018.

2019:

•	TIIE28 Discount Rate as of December 31, 2019.
•	Probability of default of ASUR at December 31, 2019.
•	Default Swaps (CDS) of Mexico as of December 31, 2019.

Airplan:

2018:

•	Spot Rate (DTF) at the start date of each of the provisions.
•	Colombian reference rate as of December 31, 2018.
•	Probability of default of ASUR at December 31, 2018.

2019:

•	Spot Rate (DTF) at the start date of each of the provisions.
•	Colombian reference rate as of December 31, 2019.
•	Probability of default of ASUR at December 31, 2019.
•	Credit Default Swaps (CDS) of Colombia as of December 31, 2019.

Level 2 of fair value hierarchy at December 31, 2018 and 2019.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13: The valuation technique used, which is recognized in the financial environment, was estimated future cash flows discounted at their present value using market information available at the valuation date.

Mexico:

On July 17, 2015, the Company agreed on several lines of credit with BBVA Bancomer and Bank of America Merrill Lynch in the amount of USD 215 million. The loan was to be amortized in nine payments, from July 2018 to July 2022. The loan was denominated in US dollars and was subject to LIBOR plus 1.85%. On November 16, 2017, the Company paid USD 70 million toward the principal and canceled the remaining portion of the loan, in order to renegotiate new loans with both banks of USD 72.5 million each. The loans were for a six-year period and would have matured on November 16, 2023. The loans were denominated in US dollars and were subject to LIBOR plus a spread of 1.525% for one and LIBOR plus a spread of 1.45% for the other.

The credit lines were permitted to be used for general corporate purposes and to finance capital expenditures related to the MDP. On May 16, 2018, the Company made a capital payment of USD 72.5 million (Ps.1,415,301) and on November 16, 2018, paid off the remainder of the USD 72.5 million loan (Ps.1,478,848).

On July 31, 2017, Cancún Airport entered into a loan with BBVA Bancomer in the amount of Ps.4,000 million.  The term of the loan was one year, which would be amortized in a single payment on July 31, 2018.  The loan was denominated in pesos and subject to the monthly rate TIIE plus 0.60% for the period from July 31 to October 31, 2017, TIIE plus 0.85% from October 31, 2017, to January 31, 2018, TIIE plus 1.10% from January 31 to April 30, 2018, and TIIE plus 1.60% from April 30 to July 31, 2018.  The credit was used for general corporate purposes.

On October 2017, the Company restructured the debt with BBVA Bancomer, liquidating Ps.4,000 million and incurring from the same institution a loan of Ps.2,000 million pesos, with a term of seven years, which will be amortized in nine semiannual payments from October 2020 to October 2024 at the TIIE rate of 28 days plus 1.25 points. On that same date, the Company incurred a loan with Banco Santander of Ps.2,000 million pesos. The loan has a term of five years, maturing on October 27, 2022 at the TIIE rate of 28 days plus 1.25 points.

Under the terms of the loan in pesos granted by BBVA Bancomer, the Company is obliged to maintain a consolidated leverage level not to exceed 3.5x, calculated as the total financial debt between the EBITDA (operating profit calculated before taxes, interest expenses , plus depreciation plus amortization at consolidated level) for the twelve months prior to the end of each quarter and a minimum interest coverage of 3.0x, calculated as EBITDA between the financial expenses associated with the total financial debt for the 12 months before the end of each quarter.

Under the terms of the loan in pesos granted by Santander, the Company is obliged to maintain a leverage level on the last day of each fiscal quarter of no more than 3.5x and a minimum interest coverage ratio of 3.0x, both ratios are calculated for the 12 months before each quarter.

The Company must refrain from creating, incurring, assuming or generating the existence of any lien on its assets and rights, as well as refraining from assuming obligations of third-party accounts, becoming jointly bound or granting a type of personal real guarantee or fiduciary guarantee to guarantee its own or third party obligations that are relevant or may have a significant adverse effect on the payment of the credit.

Airplan:

On June 1, 2015, the Company incurred a new long-term syndicated loan of COP.440,000,000 Colombian pesos (Ps.2,897,404) payable in 2027 with a three-year grace period for the payment of principal.

The participants of this syndicated loan are:

	Amount
Entity	(COP)

Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A.		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000

Financial obligations

The Company is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: this consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP.440,000,000 Colombian pesos.

Maintain the capital structure: this addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%.

Maintain the index of debt coverage: this refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

The Company is in compliance with the financial obligations and clauses of all loans at December 31, 2018 and 2019.

Aerostar

Aerostar has a revolving credit facility of $10,000,000 with Banco Popular de Puerto Rico. As of December 31, 2017, 2018 and 2019 Aerostar had not utilized the revolving credit facility and there was no interest paid.

On April 1, 2020, Aerostar drew down its revolving credit facility for use in connection with the COVID-19 pandemic. See Note 22.